Employee Benefit Plans - Additional Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Retirement plan expense	$ 1.1	$ 4.0	$ 5.4